Acquisition	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
Acquisition
3.	ACQUISITION
Business Combination in 2024
On December 1, 2024, the Group acquired a business providing dating and social networking services to users for a total cash consideration of RMB204,380. During 2025, within the measurement period, the Group adjusted the purchase price to RMB178,045 based on the settlement of certain liabilities assumed at amounts different from those initially estimated as of the acquisition date. As of December 31, 2025, RMB155,880 of the consideration was paid.
As a result of the purchase price adjustment, goodwill arising from the acquisition decreased by RMB26,335. The adjustment is reflected as a separate line item in the Goodwill movement table in Note 9.
The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

	As of December 1, 2024
	Amounts	Estimated useful lives
	RMB
Net tangible assets:
Other current assets	2,607
Intangible assets:
Trade name	63,504	10 years
Active user	7,299	3 years
Technology	4,672	5 years
Total assets	78,082
Deferred revenue	(9,952)
Goodwill	109,915

Total consideration	178,045

The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.
Pro forma financial information is not presented for this business acquisition as it is immaterial to the reported results.
The revenue and net income attributable to this acquisition included in the Company’s consolidated statements of operations for the period from the acquisition date through December 31, 2024 were RMB7,549 and RMB827, respectively.

Business Combination in 2025
Acquisition in Japan
On January 31, 2025, the Group acquired 87.5% equity interest in a Japanese business engaging in the online entertainment matching
business at a cash consideration of RMB196,354, which was fully paid by December 31, 2025.
The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

	As of January 31, 2025
	Amounts	Estimated useful lives
	RMB
Net assets acquired	3,880
Intangible Assets
Trade name	78,121	11 years
Technology	14,540	5 years
Active user	4,254	3 years
Non-compete Agreement	11,173	3 years
Goodwill	143,152
Deferred tax liabilities	(33,100)
Non-controlling interests	(25,666)

Total consideration	196,354

Net assets acquired primarily consisted of cash and cash equivalents of RMB9,041 as of the date of acquisition. The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The
revenue and net income attributable to this acquisition included in the Company’s consolidated statements of operations for the period from the acquisition date through December 31, 2025 were RMB92,497 and RMB9,869.
Acquisition in Europe
On September 2, 2025, the Group acquired 100%

equity interest in HAPPN for a total cash consideration of
 RMB537,711.
Happn provides online dating and social networking services to users in Europe. As of December 31, 2025
, RMB537,703 of the consideration was paid.
The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

	As of September 2, 2025
	Amounts	Estimated useful lives
	RMB
Net assets acquired	109,030
Intangible Assets
Trade name	71,419	10.3 years
Technology	14,142	5.3 years
Active user	6,988	0.3 years
Goodwill	359,269
Deferred tax liabilities	(23,137)

Total consideration	537,711

Net assets acquired primarily consisted of cash and cash equivalents of RMB132,619 as of the date of acquisition. The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes.
The

revenue and net income attributable to this acquisition included in the Company’s consolidated statements of operations for the period from the acquisition date through December 31, 2025 were RMB
106,741
and RMB
14,536
.
Pro forma financial information is not presented for the business acquisitions in the fiscal year 2025 as it is immaterial individually and in aggregate to the reported results.